Provident Mutual Funds, Inc. (Prospectus Summary) | Provident Mutual Funds, Inc.
Provident Trust Strategy Fund
Investment Objective:
Provident Trust Strategy Fund (the "Fund") seeks long-term growth of capital.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Provident Mutual Funds, Inc. Provident Trust Strategy Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Provident Mutual Funds, Inc. Provident Trust Strategy Fund
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.98%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Provident Mutual Funds, Inc. Provident Trust Strategy Fund	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 28%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests mainly in a limited number of multi- capitalization growth stocks.
The Fund is a non-diversified core growth equity fund seeking to exceed domestic stock market index returns (the S&P 500) over investment cycles (in the portfolio managers' view, an investment cycle lasts for 5-7 years and includes both a 30%
advance and a 20% decline in the stock market). The Fund can flexibly allocate assets to moderate volatility, and selects common stocks of all market capitalizations based on their potential to appreciate in value relative to other stocks. Stock selection criteria include improving revenue and earnings growth, increasing margins, significant stock ownership by management and improving price-to-earnings ratios. The Fund's portfolio managers generally prefer to invest in large capitalization and medium capitalization stocks (namely, companies  with at least $2 billion in market capitalization) but may also invest a portion of the portfolio in small capitalization stocks. When selecting individual stock investments, the Fund's portfolio managers take a "bottom-up" investment approach, meaning that they select investments based on their assessment of whether an individual company has the potential for above average growth.

The portfolio managers employ a sell discipline pursuant to which they will:

·  Reduce or sell an entire position when it reaches the portfolio managers'
   target price,

·  Sell or reduce a position as part of their asset allocation process, or

· Sell an entire position when fundamentals are deteriorating.
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals:

·  Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

·  Asset Allocation Risk: The Fund may allocate its investments among various asset classes. The Fund's performance will be affected by its portfolio managers' ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests.

·  Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.

·  Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

·  Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these may underperform.

·  Credit Risk: The issuers of bonds and other debt securities may not be able to make interest or principal payments. Issuers may suffer adverse changes in financial condition that would lower the credit quality of the security leading to greater volatility in the price of the security.

·  Interest Rate Risk: Debt securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. So, when interest rates rise, the prices of bonds and other debt securities generally fall. Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of interest rate increases that have caused significant declines in bond prices.

·  Prepayment Risk: The issuers of bonds or other debt securities may prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gain when interest rates decline and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the average life of the security and making a security more sensitive to interest rate changes.

·  Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's
   Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the
   Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.
Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the
Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). For additional information on this index, please see "Index Description" in the Prospectus.
Prior to August 31, 2012, Provident Trust Company (the "Adviser"), the Fund's
investment adviser, served as sub-adviser to the Fund and another investment adviser served as the adviser to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
http://www.provtrust.com or by calling 1-855-739-9950.
Provident Trust Strategy Fund (Annual total return as of 12/31)

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 13.41% (quarter ended September 30, 2009) and the lowest total return for a quarter was -14.74% (quarter ended December 31, 2008).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Provident Mutual Funds, Inc.	Label	1 Year	5 Years	10 Years
Provident Trust Strategy Fund	Return before taxes	(3.65%)	2.35%	5.66%
Provident Trust Strategy Fund After Taxes on Distributions	Return after taxes on distributions	(3.66%)	2.30%	5.03%
Provident Trust Strategy Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(2.35%)	2.00%	4.70%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%